Subsequent Event (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			1 Months Ended
	Nov. 02, 2018	Oct. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01
Scenario, Forecast [Member] | Hurricane Michael [Member]
Subsequent Event [Line Items]
Percentage of market pulp production capacity			50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01
Ratio of WRKCo Shares to WestRock Shares	1.0
Subsequent Event [Member] | Hurricane Michael [Member]
Subsequent Event [Line Items]
Property damage and business interruption claim amount		$ 100
Insurance claim deductible		$ 15
Subsequent Event [Member] | WRKCo Inc. [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.01
Subsequent Event [Member] | KapStone Acquisition [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share	0.0001
Business Acquisition, Share Price	$ 35.00
Ratio of KapStone Shares to WestRock Shares	49.81%
Maximum percentage of issued and outstanding KapStone Shares to elect WestRock stock consideration	25.00%
Estimated Enterprise Value of Acquisition	$ 4,800
Consideration paid in cash	$ 3,300
Business acquisition, number of shares issued	1.6
Business acquisition, percentage of equity interest on shares issued and outsanding	0.60%